Oakhurst Short Duration High Yield Credit Fund
Schedule of Investments
May 31, 2025 (Unaudited)

CORPORATE BONDS - 78.3%	Par	Value
Communications - 7.5%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028 (a)	309,000	$292,326
Clear Channel Outdoor Holdings, Inc., 9.00%, 09/15/2028 (a)(b)	325,000	340,550
Directv Financing LLC, 8.88%, 02/01/2030 (a)(b)	250,000	246,523
Gray Media, Inc., 10.50%, 07/15/2029 (a)(b)(c)	239,000	254,395
Level 3 Financing, Inc., 11.00%, 11/15/2029 (a)(b)	300,000	340,673
McGraw-Hill Education, Inc., 5.75%, 08/01/2028 (a)(b)	200,000	197,670
Sirius XM Radio LLC, 5.50%, 07/01/2029 (a)(b)	250,000	246,105
Univision Communications, Inc., 6.63%, 06/01/2027 (a)(b)	200,000	200,209
Vmed O2 UK Financing I PLC, 7.75%, 04/15/2032 (a)(b)	250,000	257,743
		2,376,194

Consumer Discretionary - 19.3%
Allegiant Travel Co., 7.25%, 08/15/2027 (a)(b)	250,000	247,124
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)(b)	325,000	337,023
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)(b)	340,000	334,391
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (a)(b)	250,000	222,360
Garda World Security Corp., 7.75%, 02/15/2028 (a)(b)	325,000	335,879
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (a)(b)	250,000	255,346
GEO Group, Inc., 8.63%, 04/15/2029 (a)	250,000	264,075
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029 (a)(c)	250,000	239,719
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)(b)(c)	230,000	227,362
Melco Resorts Finance Ltd., 7.63%, 04/17/2032 (a)(b)	335,000	332,765
Newell Brands, Inc., 7.00%, 04/01/2046 (a)(d)	375,000	305,054
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028 (a)(b)	612,000	591,287
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)(b)	250,000	237,617
Rakuten Group, Inc., 11.25%, 02/15/2027 (a)(b)	500,000	539,979
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.63%, 04/16/2029 (a)(b)	300,000	263,158
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027 (a)	250,000	264,036
United Airlines, Inc., 4.63%, 04/15/2029 (a)(b)	350,000	332,655
Victoria's Secret & Co., 4.63%, 07/15/2029 (a)(b)	250,000	227,072
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)(b)	250,000	247,236
Wynn Macau Ltd., 5.63%, 08/26/2028 (a)(b)	350,000	337,649
		6,141,787

Consumer Staples - 4.0%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)(b)(c)	196,000	196,413
Land O'Lakes Capital Trust I, 7.45%, 03/15/2028 (a)(b)(c)	500,000	497,200
Post Holdings, Inc., 6.25%, 02/15/2032 (a)(b)	245,000	249,415
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029 (a)(c)	310,000	324,676
		1,267,704

Energy - 8.6%
California Resources Corp., 8.25%, 06/15/2029 (a)(b)	239,000	239,640
Civitas Resources, Inc., 8.75%, 07/01/2031 (a)(b)(c)	315,000	308,788
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (a)(b)	500,000	512,497
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030 (a)(c)	325,000	341,543
Hilcorp Energy I LP / Hilcorp Finance Co., 8.38%, 11/01/2033 (a)(b)	325,000	323,690
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)(b)	250,000	250,766
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (a)(b)	250,000	254,490
Transocean, Inc., 8.75%, 02/15/2030 (a)(b)	200,000	203,014
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)(b)	300,000	319,305
		2,753,733

Financials - 16.2%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/2029 (a)(b)	250,000	258,712
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)(b)	325,000	332,623
Antares Holdings LP, 6.35%, 10/23/2029 (a)(b)	250,000	250,002
Flagstar Financial, Inc., 7.30% (3 mo. Term SOFR + 3.04%), 11/06/2028 (a)	543,000	514,817
Freedom Mortgage Corp., 12.00%, 10/01/2028 (a)(b)	246,000	264,097
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)(b)	250,000	253,121
Hightower Holding LLC, 9.13%, 01/31/2030 (a)(b)	250,000	260,440
HUB International Ltd., 5.63%, 12/01/2029 (a)(b)	250,000	248,161
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.75%, 01/15/2029 (a)	250,000	242,318
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031 (a)(b)	250,000	261,383
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)(b)	250,000	237,040
Navient Corp., 11.50%, 03/15/2031 (a)	300,000	340,082
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)(b)	325,000	336,208
PRA Group, Inc., 8.88%, 01/31/2030 (a)(b)	250,000	256,572
Rithm Capital Corp., 8.00%, 04/01/2029 (a)(b)	250,000	250,827
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/2033 (a)(b)(c)	300,000	259,395
Service Properties Trust, 8.88%, 06/15/2032 (a)	350,000	348,750
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)(b)	240,000	254,759
		5,169,307

Health Care - 5.3%
AdaptHealth LLC, 4.63%, 08/01/2029 (a)(b)	275,000	254,189
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027 (a)(b)	270,000	266,086
DaVita, Inc., 6.88%, 09/01/2032 (a)(b)	240,000	243,861
LifePoint Health, Inc., 11.00%, 10/15/2030 (a)(b)	310,000	341,048
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (a)(b)	340,000	316,209
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)(b)(c)	250,000	254,133
		1,675,526

Industrials - 2.6%
ASG Finance Designated Activity Co., 9.75%, 05/15/2029 (a)(b)	250,000	237,879
Bombardier, Inc., 8.75%, 11/15/2030 (a)(b)	315,000	338,434
Manitowoc Co., Inc., 9.25%, 10/01/2031 (a)(b)	250,000	260,813
		837,126

Materials - 10.8%
Chemours Co., 5.38%, 05/15/2027 (a)	600,000	587,834
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032 (a)(b)(c)	250,000	216,008
Compass Minerals International, Inc., 6.75%, 12/01/2027 (a)(b)	581,000	581,347
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)(b)	250,000	248,768
Domtar Corp., 6.75%, 10/01/2028 (a)(b)	270,000	237,451
First Quantum Minerals Ltd., 9.38%, 03/01/2029 (a)(b)	200,000	210,527
Mercer International, Inc., 5.13%, 02/01/2029 (a)(c)	690,000	549,166
Mineral Resources Ltd., 9.25%, 10/01/2028 (a)(b)	325,000	331,634
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)(b)	250,000	229,951
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)(b)	240,000	246,318
		3,439,004

Technology - 3.3%
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)(b)	533,000	532,819
McAfee Corp., 7.38%, 02/15/2030 (a)(b)(c)	265,000	245,504
Unisys Corp., 6.88%, 11/01/2027 (a)(b)	280,000	278,997
		1,057,320

Utilities - 0.7%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)(b)	250,000	226,513
TOTAL CORPORATE BONDS (Cost $24,943,071)		24,944,214

EXCHANGE TRADED FUNDS - 18.1%	Shares	Value
F/M High Yield 100 ETF	29,750	1,536,076
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	40,330	2,021,743
US Treasury 3 Month Bill ETF	44,015	2,201,190
TOTAL EXCHANGE TRADED FUNDS (Cost $5,751,701)		5,759,009

CONVERTIBLE BONDS - 0.8%	Par	Value
Financials - 0.8%
PennyMac Corp., 8.50%, 06/01/2029 (a)(b)	250,000	244,000
TOTAL CONVERTIBLE BONDS (Cost $249,375)		244,000

SHORT-TERM INVESTMENTS - 11.5%		Value
Investments Purchased with Proceeds from Securities Lending - 9.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (e)	3,064,026	3,064,026

Money Market Funds - 1.9%	Shares
Invesco Treasury Portfolio - Class Institutional, 4.23% (e)	603,447	603,447
TOTAL SHORT-TERM INVESTMENTS (Cost $3,667,473)		3,667,473

TOTAL INVESTMENTS - 108.7% (Cost $34,611,620)		34,614,696
Liabilities in Excess of Other Assets - (8.7)%		(2,779,930)
TOTAL NET ASSETS - 100.0%		$31,834,766
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $20,573,818 or 64.6% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $2,994,989 which represented 9.4% of net assets.
(d)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Oakhurst Short Duration High Yield Credit Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$24,944,214	$–	$24,944,214
Exchange Traded Funds	5,759,009	–	–	5,759,009
Convertible Bonds	–	244,000	–	244,000
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	3,064,026
Money Market Funds	603,447	–	–	603,447
Total Investments	$6,362,456	$25,188,214	$–	$34,614,696

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,064,026 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.